Note 7 - 2019 Equity Incentive Plan - Schedule of Share-based Payment Award, Stock Options 3 (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Dividend yield	0.00%
Share-Based Payment Arrangement, Option [Member]
Expected volatility, minimum		80.14%
Expected volatility, maximum		81.01%
Risk free interest rate, minimum		4.05%
Risk free interest rate, maximum		4.08%
Dividend yield		0.00%
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Expected term (in years) (Year)		5 years 4 months 24 days
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Expected term (in years) (Year)		6 years